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THE HARTFORD

May 21, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:                   See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on May 16, 2008.

If you have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Legal Specialist

Hartford Life Insurance Company Separate Account VL I:

333-50280	Stag Accumulator Variable Universal Life (Series I & I.5)
333-94617	Stag Protector Variable Universal Life (Series I & I.5)
033-53692	Stag Variable Life
333-07465	Stag Variable Life Artisan
333-109529	Stag Accumulator II
333-109530	Stag Protector II
333-110550	Hartford Quantum Life
333-127379	Hartford Quantum Life II

Hartford Life and Annuity Insurance Company Separate Account VL I:

333-82866	Stag Wall Street Variable Universal Life (Series I & II)
333-93319	Stag Accumulator Variable Universal Life (Series I & I.5)
333-83057	Stag Protector Variable Universal Life (Series I & I.5)
033-61267	Stag Variable Life
333-07471	Stag Accumulator II / Stag Variable Life Artisan
333-88787	Stag Protector II
333-110548	Hartford Quantum Life
333-127380	Hartford Quantum Life II

Hartford Life Insurance Company Separate Account VL II:

333-88261	Stag Variable Life Last Survivor II (Series I & II)
033-89990	Stag Variable Life Last Survivor
333-131135	Hartford Variable Universal Life Last Survivor

Hartford Life and Annuity Insurance Company Separate Account VL II:

333-67373	Stag Variable Life Last Survivor II (Series I & II)
033-89988	Stag Variable Life Last Survivor
333-131133	Hartford Variable Universal Life Last Survivor